The Central and Eastern Europe Fund, Inc.

Schedule of Investments	as of July 31, 2023 (Unaudited)

	Shares	Value ($)
Poland 59.4%
Common Stocks
Banks 11.6%
Alior Bank SA*	16,599	241,081
Bank Polska Kasa Opieki SA	140,000	4,144,437
Powszechna Kasa Oszczednosci Bank Polski SA	220,000	2,238,426
		6,623,944
Broadline Retail 4.9%
Allegro.eu SA 144A*	315,000	2,784,095

Commercial Services & Supplies 1.3%
Mo-BRUK SA	10,000	715,680

Construction & Engineering 1.2%
Budimex SA	6,429	663,621

Consumer Staples Distribution & Retail 4.9%
Dino Polska SA 144A*	22,500	2,512,825
Eurocash SA	65,000	281,718
		2,794,543
Diversified Telecommunication Services 0.8%
Orange Polska SA	250,000	461,188

Electric Utilities 4.1%
Enea SA*	175,000	385,804
PGE Polska Grupa Energetyczna SA*	750,000	1,599,395
Tauron Polska Energia SA*	350,000	326,072
		2,311,271
Entertainment 1.6%
11 bit studios SA*	1,700	297,357
CD Projekt SA	15,000	613,145
		910,502
Insurance 8.0%
Powszechny Zaklad Ubezpieczen SA	450,000	4,563,961

Machinery 0.1%
Grenevia SA*	65,000	59,532

Metals & Mining 5.0%
Grupa Kety SA*	2,000	346,829
KGHM Polska Miedz SA	80,000	2,483,359
		2,830,188
Oil, Gas & Consumable Fuels 12.3%
ORLEN SA	390,000	6,976,903

Textiles, Apparel & Luxury Goods 3.6%
LPP SA	600	2,071,968
Total Poland (Cost $26,117,823)		33,767,396

Hungary 18.2%
Common Stocks
Banks 7.0%
OTP Bank Nyrt	110,000	4,010,303

Diversified Telecommunication Services 1.2%
Magyar Telekom Telecommunications PLC (ADR)	557,419	663,915

Oil, Gas & Consumable Fuels 5.2%
MOL Hungarian Oil & Gas PLC	375,000	2,966,958

Pharmaceuticals 4.8%
Richter Gedeon Nyrt	107,500	2,716,794
Total Hungary (Cost $8,652,191)		10,357,970

	Shares	Value ($)
Czech Republic 6.4%
Common Stocks
Banks 2.9%
Komercni Banka AS	50,000	1,643,902
Moneta Money Bank AS 144A	1,000	3,945
		1,647,847
Electric Utilities 3.5%
CEZ AS	45,000	1,996,562
Total Czech Republic (Cost $3,061,174)		3,644,409

Moldova 3.5%
Common Stocks
Beverages 3.5%
Purcari Wineries PLC (Registered) (Cost $1,725,060)	775,000	2,000,179

Austria 3.2%
Common Stocks
Banks 2.7%
Erste Group Bank AG	40,000	1,515,883

Oil, Gas & Consumable Fuels 0.5%
OMV AG	6,000	271,166
Total Austria (Cost $1,472,727)		1,787,049

United Kingdom 3.0%
Common Stocks
Broadline Retail 3.0%
Pepco Group NV (Registered) (Cost $1,951,508)*	200,000	1,728,642

France 0.5%
Common Stocks
Oil, Gas & Consumable Fuels 0.5%
TotalEnergies SE (Cost $236,602)	5,000	304,565

Russia 0.4%
Common Stocks
Banks 0.0%
Sberbank of Russia PJSC (a)	3,600,000	0
TCS Group Holding PLC (GDR) (Registered)* (a)	87,331	0
		0
Broadline Retail 0.0%
Ozon Holdings PLC (ADR)* (a)	60,000	0

Chemicals 0.0%
PhosAgro PJSC (GDR) (Registered)* (a)	90,000	0
		0
Consumer Staples Distribution & Retail 0.0%
Fix Price Group PLC (GDR) (Registered)* (a)	125,000	0
Magnit PJSC (a)	63,909	0
Magnit PJSC (GDR) (Registered)* (a)	5	0
X5 Retail Group NV (GDR) (Registered)* (a)	137,884	0
		0
Interactive Media & Services 0.0%
Yandex NV ''A''* (a)	188,000	0

Metals & Mining 0.4%
Alrosa PJSC (a)	1,670,000	0
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)* (a)	74,569	0
MMC Norilsk Nickel PJSC (ADR)* (a)	50,000	0
Polymetal International PLC*	75,000	207,400
Polyus PJSC (GDR) (Registered)* (a)	20,000	0
		207,400

	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.0%
Gazprom PJSC** (a)	5,000,000	0
Lukoil PJSC** (a)	209,500	0
Novatek PJSC (GDR) (Registered)* (a)	37,500	0
Tatneft PJSC (ADR)* † (a)	100,000	0
		0
Wireless Telecommunication Services 0.0%
Mobile Telesystems PJSC (ADR)* (a)	250,000	0
Total Russia (Cost $65,913,635)		207,400

Romania 0.2%
Common Stocks
Independent Power & Renewable Electricity Producers 0.2%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA (Cost $85,192)*	3,734	93,535

Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.18% (Cost $257,400) (b) (c)	257,400	257,400

Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 5.28% (Cost $2,111,128) (c)	2,111,128	2,111,128

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $111,584,440)	99.0	56,259,673
Other Assets and Liabilities, Net	1.0	567,027
Net Assets	100.0	56,826,700

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies,

please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2023	Value ($) at 7/31/2023
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.18% (b) (c)
1,444,172	–	1,186,772(d)	–	–	12,870	–	257,400	257,400
Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 5.28% (c)
2,511,880	10,059,526	10,460,278	–	–	52,989	–	2,111,128	2,111,128
3,956,052	10,059,526	11,647,050	–	–	65,859	–	2,368,528	2,368,528

*	Non-income producing security.
**	Non-income producing security; due to applicable sanctions, dividend income was not recorded.
†	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2023 amounted to $0.0, which is 0.0% of net assets.
(a)	Investment was valued using significant unobservable inputs.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2023.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
PJSC:	Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

The United States, the European Union, the United Kingdom and other countries have imposed sanctions on Russia, Russian companies, and Russian individuals in response to actions taken by Russia in recent years, including its February 2022 invasion of Ukraine and subsequent activities. In turn Russia has imposed sanctions on Western individuals, businesses and products, and the Russian central bank has taken actions that have effectively frozen investments by Western entities, including the Fund, in Russian companies. Sanctions have adversely affected not only the Russian economy but also the economies of many countries in Europe, including countries in Central and Eastern Europe, and the continuation of sanctions, or the imposition of new sanctions, may have further adverse effects on the Russian and European economies. As a result of Russia’s invasion of Ukraine and resulting dislocations, the Western sanctions and the retaliatory measures, the value and liquidity of the Fund’s portfolio assets have been severely adversely affected, and its Russian investments (some of which are in companies that are subject to sanctions) have been fair valued at zero since March 14, 2022 except Polymetal International PLC, an Anglo-Russian precious metals mining company registered in the British Crown Dependency of Jersey. It is not known if the situation will improve.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments. In the case of the Fund, Russia’s invasion of Ukraine has materially adversely affected, and may continue to materially adversely affect, the value and liquidity of the Fund’s portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Poland	$33,767,396	$—	$—	$33,767,396
Hungary	10,357,970	—	—	10,357,970
Czech Republic	3,644,409	—	—	3,644,409
Moldova	2,000,179	—	—	2,000,179
Austria	1,787,049	—	—	1,787,049
United Kingdom	1,728,642	—	—	1,728,642
France	304,565	—	—	304,565
Russia	207,400	—	0	207,400
Romania	93,535	—	—	93,535
Short-Term Instruments (e)	2,368,528	—	—	2,368,528
Total	$56,259,673	$—	$0	$56,259,673

(e) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CEE-PH3

R-080548-2 (1/25)